INVESTMENT AND OTHER REVENUE	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
INVESTMENT AND OTHER REVENUE	COMMERCIAL PROPERTY REVENUE
The components of commercial property revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2023	2022	2023	2022
Base rent	$988	$768	$1,954	$1,580
Straight-line rent	4	5	11	7
Lease termination	11	2	21	12
Other lease income(1)	177	152	370	322
Other revenue from tenants(2)	236	258	546	519
Total commercial property revenue	$1,416	$1,185	$2,902	$2,440
(1)Other lease income includes parking revenue and recovery of property tax and insurance expenses from tenants.
(2)Consists of recovery of certain operating expenses from tenants which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers.
INVESTMENT AND OTHER REVENUE
The components of investment and other revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2023	2022	2023	2022
Investment income	$16	$48	$91	$428
Fee revenue	143	62	211	136
Dividend income	20	25	28	33
Interest income and other	32	23	70	47
Other	13	—	13	—
Total investment and other revenue	$224	$158	$413	$644